UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Auto & Transportation (2.2%)
United Parcel Service, Inc.	147,300	$10,715
FedEx Corp.	96,200	9,038
Harley-Davidson, Inc.	106,200	6,134
Norfolk Southern Corp.	160,800	5,958
Southwest Airlines Co.	317,587	4,522
CSX Corp.	102,500	4,269
Expeditors International of Washington, Inc.	58,800	3,149
C.H. Robinson Worldwide, Inc.	57,200	2,947
Oshkosh Truck Corp.	35,400	2,902
J.B. Hunt Transport Services, Inc.	59,900	2,622
Ford Motor Co.	192,513	2,181
Union Pacific Corp.	31,253	2,178
* Navistar International Corp.	52,700	1,918
Lear Corp.	42,200	1,872
Gentex Corp.	58,126	1,854
General Motors Corp.	55,882	1,642
* JetBlue Airways Corp.	83,550	1,591
American Axle & Manufacturing Holdings, Inc.	48,700	1,193
* Yellow Roadway Corp.	17,512	1,025
* TRW Automotive Holdings Corp.	40,300	783
Burlington Northern Santa Fe Corp.	14,493	782

		69,275

Consumer Discretionary (17.2%)
Wal-Mart Stores, Inc.	697,600	34,957
* Time Warner, Inc.	1,151,647	20,211
Home Depot, Inc.	480,000	18,355
The Walt Disney Co.	590,409	16,962
Viacom Inc. Class B	415,768	14,481
Lowe's Cos., Inc.	232,400	13,268
Target Corp.	243,300	12,170
Gillette Co.	237,016	11,965
McDonald's Corp.	379,700	11,824
* Yahoo! Inc.	325,000	11,018
* eBay Inc.	265,420	9,890
Liberty Media Corp.	860,758	8,926
* Starbucks Corp.	137,352	7,096
Costco Wholesale Corp.	156,100	6,896
Cendant Corp.	331,925	6,818
Avon Products, Inc.	158,000	6,785
Yum! Brands, Inc.	114,780	5,947
Waste Management, Inc.	204,297	5,894
Kimberly-Clark Corp.	87,496	5,751
Staples, Inc.	180,530	5,674
* Electronic Arts Inc.	104,800	5,427
The Gap, Inc.	246,487	5,383
* Kohl's Corp.	103,500	5,344
Starwood Hotels & Resorts Worldwide, Inc.	88,624	5,320
NIKE, Inc. Class B	63,600	5,299
Marriott International, Inc. Class A	79,200	5,295
Federated Department Stores, Inc.	81,100	5,161
Best Buy Co., Inc.	95,100	5,136
* Coach, Inc.	87,500	4,955
Clear Channel Communications, Inc.	140,636	4,848
* Bed Bath & Beyond, Inc.	118,717	4,338
Hilton Hotels Corp.	182,050	4,069
Harrah's Entertainment, Inc.	61,700	3,985
* Toys R Us, Inc.	152,700	3,934
* Apollo Group, Inc. Class A	52,984	3,924
* DirecTV Group, Inc.	266,802	3,847
Mattel, Inc.	178,032	3,801
* Office Depot, Inc.	170,300	3,777
Michaels Stores, Inc.	103,000	3,739
* Caesars Entertainment, Inc.	187,700	3,715
Abercrombie & Fitch Co.	64,400	3,686
* Liberty Media International Inc. Class A	82,297	3,600
International Game Technology	132,600	3,535
Darden Restaurants Inc.	111,850	3,432
Black & Decker Corp.	42,400	3,349
* Sirius Satellite Radio, Inc.	591,100	3,322
* Chico's FAS, Inc.	115,600	3,267
* MGM Mirage, Inc.	45,832	3,246
Republic Services, Inc. Class A	96,100	3,217
Mandalay Resort Group	44,300	3,123
EchoStar Communications Corp. Class A	106,200	3,106
Foot Locker, Inc.	103,900	3,044
* CarMax, Inc.	95,079	2,995
* XM Satellite Radio Holdings, Inc.	94,800	2,986
* Mohawk Industries, Inc.	34,700	2,925
Cintas Corp.	70,766	2,923
Liz Claiborne, Inc.	72,400	2,905
Dollar General Corp.	131,987	2,892
* AutoZone Inc.	33,300	2,854
* Interpublic Group of Cos., Inc.	231,600	2,844
* Amazon.com, Inc.	82,900	2,841
PETsMART, Inc.	97,300	2,797
Robert Half International, Inc.	102,500	2,763
Circuit City Stores, Inc.	172,000	2,761
Estee Lauder Cos. Class A	61,300	2,757
The Neiman Marcus Group, Inc. Class A	30,000	2,745
* Pixar, Inc.	27,843	2,716
Alberto-Culver Co. Class B	55,350	2,649
Harman International Industries, Inc.	29,700	2,627
* AutoNation, Inc.	137,300	2,600
Jones Apparel Group, Inc.	77,600	2,599
Fastenal Co.	46,800	2,588
Borders Group, Inc.	97,100	2,585
* Williams-Sonoma, Inc.	69,100	2,539
* Fisher Scientific International Inc.	44,352	2,525
Saks Inc.	139,400	2,516
* Univision Communications Inc.	90,095	2,495
* Brinker International, Inc.	68,500	2,481
Outback Steakhouse	53,950	2,470
Reebok International Ltd.	55,500	2,459
Gannett Co., Inc.	30,900	2,444
Manpower Inc.	55,600	2,420
* Iron Mountain, Inc.	83,400	2,405
* Dollar Tree Stores, Inc.	83,650	2,403
CDW Corp.	42,400	2,403
* The Cheesecake Factory	66,900	2,372
* Timberland Co.	33,400	2,369
* O'Reilly Automotive, Inc.	46,924	2,324
Polo Ralph Lauren Corp.	58,500	2,270
* Lamar Advertising Co. Class A	56,186	2,264
* IAC/InterActiveCorp	98,060	2,184
International Speedway Corp.	40,064	2,173
RadioShack Corp.	88,300	2,163
* Weight Watchers International, Inc.	50,200	2,158
* Career Education Corp.	62,600	2,145
Regis Corp.	51,600	2,112
Hasbro, Inc.	102,100	2,088
* Tech Data Corp.	55,510	2,057
E.W. Scripps Co. Class A	41,870	2,041
* Convergys Corp.	135,200	2,019
* Barnes & Noble, Inc.	57,300	1,976
Ruby Tuesday, Inc.	77,300	1,878
* Rent-A-Center, Inc.	68,600	1,873
Viad Corp.	69,400	1,867
GTECH Holdings Corp.	78,200	1,840
* Columbia Sportswear Co.	33,700	1,794
Aramark Corp. Class B	67,200	1,766
Ross Stores, Inc.	59,955	1,747
Omnicom Group Inc.	19,600	1,735
American Eagle Outfitters, Inc.	58,300	1,723
Metro-Goldwyn-Mayer Inc.	139,263	1,664
Applebee's International, Inc.	59,845	1,649
* Westwood One, Inc.	81,000	1,648
* Big Lots Inc.	135,906	1,634
* Education Management Corp.	56,800	1,588
Hearst-Argyle Television Inc.	61,400	1,566
* Allied Waste Industries, Inc.	205,400	1,501
Dillard's Inc.	48,100	1,294
The Brink's Co.	36,800	1,273
The McClatchy Co. Class A	13,900	1,031
Sabre Holdings Corp.	43,200	945
Belo Corp. Class A	38,400	927
ServiceMaster Co.	66,000	891
Limited Brands, Inc.	36,609	890
* Sears Holdings Corp.	6,400	852
Nordstrom, Inc.	13,500	748
Newell Rubbermaid, Inc.	32,660	717
* Entercom Communications Corp.	13,700	487
Viacom Inc. Class A	13,688	480
* PHH Corp.	16,596	363
Harte-Hanks, Inc.	6,400	176
* Wynn Resorts Ltd.	2,000	135
* Fossil, Inc.	4,000	104
Blockbuster Inc. Class A	7,112	63
Blockbuster Inc. Class B	7,112	59

		527,647

Consumer Staples (6.2%)
The Procter & Gamble Co.	593,200	31,440
Altria Group, Inc.	464,400	30,367
PepsiCo, Inc.	464,800	24,648
The Coca-Cola Co.	474,000	19,752
Walgreen Co.	307,300	13,650
CVS Corp.	143,222	7,536
Anheuser-Busch Cos., Inc.	151,400	7,175
Sysco Corp.	163,300	5,846
* The Kroger Co.	277,400	4,447
Wm. Wrigley Jr. Co.	63,200	4,144
Colgate-Palmolive Co.	78,900	4,116
Whole Foods Market, Inc.	36,400	3,718
* Constellation Brands, Inc. Class A	67,600	3,574
* Safeway, Inc.	178,384	3,305
The Pepsi Bottling Group, Inc.	102,800	2,863
* Smithfield Foods, Inc.	89,300	2,817
* Dean Foods Co.	82,100	2,816
Coca-Cola Enterprises, Inc.	136,800	2,807
PepsiAmericas, Inc.	103,700	2,350
Tyson Foods, Inc.	135,345	2,258
* Del Monte Foods Co.	186,700	2,026
Church & Dwight, Inc.	51,700	1,834
Pilgrim's Pride Corp.	50,900	1,818
* Rite Aid Corp.	417,400	1,653
General Mills, Inc.	22,200	1,091
Sara Lee Corp.	44,600	988
The Clorox Co.	6,420	404
* 7-Eleven, Inc.	12,600	303
ConAgra Foods, Inc.	11,200	303
Kellogg Co.	100	4
Reynolds American Inc.	53	4

		190,057

Financial Services (19.1%)
Citigroup, Inc.	1,282,844	57,651
Bank of America Corp.	975,392	43,015
American International Group, Inc.	630,931	34,960
JPMorgan Chase & Co.	803,989	27,818
Wells Fargo & Co.	366,590	21,922
Wachovia Corp.	333,600	16,984
American Express Co.	321,300	16,505
Merrill Lynch & Co., Inc.	276,800	15,667
Morgan Stanley	235,000	13,454
Fannie Mae	235,500	12,823
U.S. Bancorp	392,700	11,318
First Data Corp.	271,895	10,688
Prudential Financial, Inc.	173,600	9,965
The Goldman Sachs Group, Inc.	86,300	9,492
Freddie Mac	139,800	8,835
Lehman Brothers Holdings, Inc.	88,069	8,293
MBNA Corp.	321,500	7,893
SLM Corp.	141,700	7,062
Progressive Corp. of Ohio	74,300	6,818
AFLAC Inc.	173,700	6,472
Capital One Financial Corp.	83,600	6,251
Washington Mutual, Inc.	157,111	6,206
Golden West Financial Corp.	94,600	5,723
Countrywide Financial Corp.	172,398	5,596
CIGNA Corp.	60,100	5,367
State Street Corp.	118,100	5,163
St. Paul Travelers Cos., Inc.	140,077	5,145
Allstate Corp.	95,100	5,141
Metropolitan Life Insurance Co.	128,400	5,020
Franklin Resources Corp.	71,600	4,915
* SunGard Data Systems, Inc.	133,600	4,609
Bear Stearns Co., Inc.	45,700	4,565
Moody's Corp.	55,300	4,472
Automatic Data Processing, Inc.	98,100	4,410
Charles Schwab Corp.	418,700	4,401
The Principal Financial Group, Inc.	113,500	4,369
Loews Corp.	58,700	4,317
Paychex, Inc.	127,180	4,174
Legg Mason Inc.	53,100	4,149
Sovereign Bancorp, Inc.	169,600	3,758
Ambac Financial Group, Inc.	50,250	3,756
Plum Creek Timber Co. Inc. REIT	100,900	3,602
* Fiserv, Inc.	89,450	3,560
Host Marriott Corp. REIT	209,943	3,477
M & T Bank Corp.	33,700	3,439
The Hartford Financial Services Group Inc.	49,200	3,373
Zions Bancorp	47,600	3,285
Fifth Third Bancorp	75,800	3,258
* Providian Financial Corp.	183,200	3,144
MGIC Investment Corp.	50,200	3,096
Torchmark Corp.	58,600	3,059
MBIA, Inc.	57,000	2,980
* The Dun & Bradstreet Corp.	47,400	2,913
Genworth Financial Inc.	105,400	2,901
* AmeriCredit Corp.	121,600	2,850
Investors Financial Services Corp.	58,100	2,842
* Markel Corp.	8,100	2,796
* DST Systems, Inc.	59,900	2,766
Radian Group, Inc.	57,320	2,736
Equifax, Inc.	88,300	2,710
W.R. Berkley Corp.	54,200	2,688
Eaton Vance Corp.	114,600	2,686
StanCorp Financial Group, Inc.	30,200	2,560
The PMI Group Inc.	66,500	2,528
The Chicago Mercantile Exchange	12,890	2,501
* WellChoice Inc.	46,700	2,490
Catellus Development Corp. REIT	92,708	2,471
Leucadia National Corp.	71,250	2,447
Janus Capital Group Inc.	172,100	2,401
SEI Corp.	64,135	2,319
* Conseco, Inc.	110,000	2,246
HCC Insurance Holdings, Inc.	61,600	2,227
* Alleghany Corp.	8,032	2,225
Transatlantic Holdings, Inc.	32,812	2,173
The Bank of New York Co., Inc.	74,200	2,155
Marsh & McLennan Cos., Inc.	70,600	2,148
Certegy, Inc.	61,000	2,112
Federated Investors, Inc.	73,950	2,094
BlackRock, Inc.	27,800	2,083
* The First Marblehead Corp.	34,500	1,985
Reinsurance Group of America, Inc.	46,500	1,980
MoneyGram International, Inc.	103,400	1,953
UCBH Holdings, Inc.	48,710	1,944
* Instinet Group Inc.	324,726	1,909
IndyMac Bancorp, Inc.	56,000	1,904
* CapitalSource Inc.	81,700	1,879
Odyssey Re Holdings Corp.	74,900	1,875
Total System Services, Inc.	73,550	1,838
BB&T Corp.	46,300	1,809
* CNA Financial Corp.	63,000	1,768
Fair, Isaac, Inc.	50,800	1,750
National City Corp.	48,800	1,635
* BOK Financial Corp.	39,933	1,624
SunTrust Banks, Inc.	22,500	1,622
New York Community Bancorp, Inc.	86,400	1,569
Global Payments Inc.	18,900	1,219
* Ameritrade Holding Corp.	100,000	1,021
Brown & Brown, Inc.	15,800	728
ProLogis REIT	18,389	682
NewAlliance Bancshares, Inc.	47,200	661
Fremont General Corp.	22,600	497
Commerce Bancorp, Inc.	12,200	396
Mellon Financial Corp.	12,500	357
PNC Financial Services Group	3,800	196
Westcorp, Inc.	2,200	93
Assurant, Inc.	1,900	64
First Horizon National Corp.	300	12

		587,453

Health Care (14.4%)
Johnson & Johnson	744,298	49,987
Pfizer Inc.	1,853,760	48,698
* Amgen, Inc.	354,075	20,611
UnitedHealth Group Inc.	195,481	18,645
Medtronic, Inc.	330,400	16,834
Abbott Laboratories	310,400	14,471
Merck & Co., Inc.	445,300	14,414
* WellPoint Inc.	94,727	11,874
Wyeth	255,800	10,790
Eli Lilly & Co.	174,800	9,107
Schering-Plough Corp.	471,300	8,554
Bristol-Myers Squibb Co.	333,500	8,491
Aetna Inc.	112,994	8,469
HCA Inc.	155,821	8,347
Cardinal Health, Inc.	145,512	8,120
Guidant Corp.	106,900	7,900
* Genentech, Inc.	135,700	7,682
* Caremark Rx, Inc.	161,623	6,429
* Zimmer Holdings, Inc.	81,170	6,316
* Boston Scientific Corp.	207,500	6,078
* Medco Health Solutions, Inc.	116,321	5,766
* Gilead Sciences, Inc.	157,200	5,628
* St. Jude Medical, Inc.	139,832	5,034
Stryker Corp.	109,200	4,871
Becton, Dickinson & Co.	80,600	4,709
* Genzyme Corp.-General Division	78,200	4,476
* Forest Laboratories, Inc.	114,700	4,238
Quest Diagnostics, Inc.	40,100	4,216
* Patterson Cos	78,630	3,928
* Coventry Health Care Inc.	56,250	3,833
Biomet, Inc.	103,175	3,745
* Humana Inc.	117,200	3,743
Health Management Associates Class A	135,368	3,544
AmerisourceBergen Corp.	60,600	3,472
* Laboratory Corp. of America Holdings	71,600	3,451
* Biogen Idec Inc.	99,340	3,428
* Express Scripts Inc.	39,100	3,409
* Sepracor Inc.	58,700	3,370
* Celgene Corp.	97,800	3,330
IMS Health, Inc.	135,552	3,306
Beckman Coulter, Inc.	47,600	3,163
DENTSPLY International Inc.	54,600	2,971
* Hospira, Inc.	91,940	2,967
* Lincare Holdings, Inc.	66,500	2,941
* American Pharmaceuticals Partners, Inc.	56,200	2,908
* Barr Pharmaceuticals Inc.	58,025	2,833
Mylan Laboratories, Inc.	159,637	2,829
* Tenet Healthcare Corp.	242,705	2,798
McKesson Corp.	73,424	2,772
Allergan, Inc.	38,400	2,668
* IVAX Corp.	133,093	2,631
* Varian Medical Systems, Inc.	76,000	2,605
* Health Net Inc.	78,400	2,564
* Henry Schein, Inc.	70,200	2,516
* Watson Pharmaceuticals, Inc.	78,500	2,412
Universal Health Services Class B	45,300	2,374
Cooper Cos., Inc.	31,600	2,304
* Kinetic Concepts, Inc.	34,600	2,064
Medicis Pharmaceutical Corp.	68,500	2,054
* Millipore Corp.	46,200	2,005
* MedImmune Inc.	84,000	2,000
C.R. Bard, Inc.	29,300	1,995
* Endo Pharmaceuticals Holdings, Inc.	86,000	1,939
* Andrx Group	81,977	1,858
* Chiron Corp.	51,740	1,814
* Stericycle, Inc.	40,000	1,768
* Eon Labs, Inc.	58,300	1,763
Omnicare, Inc.	40,900	1,450
Baxter International, Inc.	29,300	996
Bausch & Lomb, Inc.	9,600	704
* DaVita, Inc.	4,000	167

		442,147

Integrated Oils (4.8%)
ExxonMobil Corp.	1,645,434	98,068
ChevronTexaco Corp.	483,038	28,166
ConocoPhillips Co.	137,474	14,825
Amerada Hess Corp.	37,800	3,637
Occidental Petroleum Corp.	39,900	2,840

		147,536

Other Energy (4.0%)
Devon Energy Corp.	170,222	8,128
Valero Energy Corp.	97,800	7,166
Burlington Resources, Inc.	141,300	7,075
Apache Corp.	115,462	7,070
Anadarko Petroleum Corp.	89,408	6,804
Baker Hughes, Inc.	126,480	5,627
XTO Energy, Inc.	163,133	5,357
EOG Resources, Inc.	108,800	5,303
Kerr-McGee Corp.	62,595	4,903
Williams Cos., Inc.	252,300	4,746
* National-Oilwell Varco Inc.	89,723	4,190
Peabody Energy Corp.	86,000	3,987
BJ Services Co.	76,700	3,979
Pioneer Natural Resources Co.	83,600	3,571
ENSCO International, Inc.	94,800	3,570
Smith International, Inc.	53,400	3,350
Patterson-UTI Energy, Inc.	133,200	3,333
* Newfield Exploration Co.	42,800	3,178
Premcor, Inc.	52,500	3,133
Noble Energy, Inc.	43,800	2,979
* Pride International, Inc.	116,900	2,904
* Reliant Energy, Inc.	239,200	2,722
* Grant Prideco, Inc.	112,300	2,713
Rowan Cos., Inc.	88,800	2,658
Pogo Producing Co.	53,800	2,649
* Cooper Cameron Corp.	41,800	2,391
* FMC Technologies Inc.	69,725	2,313
* NRG Engergy	61,200	2,090
* Dynegy, Inc.	424,300	1,659
Massey Energy Co.	23,700	949
Arch Coal, Inc.	13,800	594
Chesapeake Energy Corp.	25,200	553
Halliburton Co.	7,600	329
Diamond Offshore Drilling, Inc.	5,800	289

		122,262

Materials & Processing (3.7%)
E.I. du Pont de Nemours & Co.	175,000	8,967
Dow Chemical Co.	159,800	7,966
Alcoa Inc.	242,128	7,358
Monsanto Co.	105,867	6,828
Archer-Daniels-Midland Co.	248,073	6,098
Newmont Mining Corp. (Holding Co.)	134,256	5,672
Praxair, Inc.	118,200	5,657
American Standard Cos., Inc.	95,700	4,448
Nucor Corp.	75,600	4,352
Phelps Dodge Corp.	42,200	4,293
Georgia Pacific Group	108,642	3,856
Precision Castparts Corp.	44,600	3,435
* Energizer Holdings, Inc.	57,128	3,416
Fluor Corp.	61,600	3,414
The St. Joe Co.	49,700	3,345
* Owens-Illinois, Inc.	126,700	3,185
United States Steel Corp.	62,400	3,173
Lyondell Chemical Co.	112,500	3,141
Freeport-McMoRan Copper & Gold, Inc. Class B	72,900	2,888
Sigma-Aldrich Corp.	47,000	2,879
* Jacobs Engineering Group Inc.	50,500	2,622
* Pactiv Corp.	111,700	2,608
* Sealed Air Corp.	50,136	2,604
Smurfit-Stone Container Corp.	144,765	2,240
Packaging Corp. of America	91,200	2,215
Martin Marietta Materials, Inc.	36,500	2,041
* Scotts Miracle-Gro Company	29,000	2,037
* International Steel Group, Inc.	51,100	2,018
International Paper Co.	34,600	1,273
Forest City Enterprise Class A	3,900	249
Neenah Paper Inc.	2,651	89

		114,367

Producer Durables (5.0%)
United Technologies Corp.	143,700	14,609
The Boeing Co.	207,770	12,146
* Applied Materials, Inc.	516,300	8,390
Illinois Tool Works, Inc.	84,500	7,565
Lockheed Martin Corp.	116,800	7,132
Danaher Corp.	93,800	5,010
* Xerox Corp.	305,400	4,627
Emerson Electric Co.	71,200	4,623
Rockwell Collins, Inc.	92,000	4,378
Pulte Homes, Inc.	59,300	4,366
* Agilent Technologies, Inc.	183,525	4,074
Caterpillar, Inc.	44,000	4,023
* Lexmark International, Inc.	50,300	4,022
Northrop Grumman Corp.	72,268	3,901
United Defense Industries Inc.	52,800	3,877
D. R. Horton, Inc.	132,566	3,876
* KLA-Tencor Corp.	80,300	3,695
Centex Corp.	63,700	3,648
* NVR, Inc.	4,200	3,297
Lennar Corp. Class A	54,600	3,095
Ryland Group, Inc.	49,700	3,082
* Toll Brothers, Inc.	38,000	2,996
American Power Conversion Corp.	109,800	2,867
* LAM Research Corp.	97,208	2,805
Molex, Inc.	104,756	2,761
W.W. Grainger, Inc.	43,400	2,703
* Hovnanian Enterprises Inc. Class A	52,300	2,667
* Waters Corp.	72,900	2,609
* Alliant Techsystems, Inc.	33,700	2,408
Ametek, Inc.	59,400	2,391
* Thermo Electron Corp.	93,034	2,353
Herman Miller, Inc.	75,300	2,268
* American Tower Corp. Class A	121,500	2,215
* Mettler-Toledo International Inc.	44,100	2,095
Plantronics, Inc.	49,600	1,889
* AGCO Corp.	97,200	1,774
* Teradyne, Inc.	110,200	1,609
Roper Industries Inc.	20,200	1,323
Lennar Corp. Class B	8,300	437
Deere & Co.	6,500	436
Novellus Systems, Inc.	13,100	350

		154,392

Technology (14.6%)
Microsoft Corp.	2,218,500	53,621
International Business Machines Corp.	461,400	42,163
Intel Corp.	1,536,700	35,698
* Cisco Systems, Inc.	1,793,300	32,082
* Dell Inc.	681,800	26,195
QUALCOMM Inc.	436,200	15,987
* Oracle Corp.	1,099,848	13,726
Texas Instruments, Inc.	521,900	13,303
Hewlett-Packard Co.	576,758	12,654
* Apple Computer, Inc.	263,600	10,984
* EMC Corp.	747,800	9,213
General Dynamics Corp.	59,700	6,391
Adobe Systems, Inc.	94,400	6,341
Motorola, Inc.	420,446	6,294
* Corning, Inc.	478,200	5,322
Analog Devices, Inc.	144,366	5,217
* Sun Microsystems, Inc.	1,229,900	4,969
Computer Associates International, Inc.	180,766	4,899
Linear Technology Corp.	124,200	4,758
* Symantec Corp.	218,600	4,663
Maxim Integrated Products, Inc.	113,700	4,647
Xilinx, Inc.	146,400	4,279
* Veritas Software Corp.	183,200	4,254
* Lucent Technologies, Inc.	1,542,354	4,241
* Network Appliance, Inc.	144,963	4,010
* NCR Corp.	110,474	3,727
* Computer Sciences Corp.	78,900	3,618
L-3 Communications Holdings, Inc.	49,400	3,508
Autodesk, Inc.	116,988	3,482
National Semiconductor Corp.	166,600	3,434
* Altera Corp.	171,276	3,388
* Comverse Technology, Inc.	133,396	3,364
* QLogic Corp.	82,000	3,321
* Broadcom Corp.	105,500	3,157
* Intuit, Inc.	71,300	3,121
* Affiliated Computer Services, Inc. Class A	58,400	3,109
* Advanced Micro Devices, Inc.	189,600	3,056
* SanDisk Corp.	101,200	2,813
* Jabil Circuit, Inc.	98,100	2,798
Scientific-Atlanta, Inc.	97,400	2,749
* Storage Technology Corp.	85,700	2,640
* Juniper Networks, Inc.	119,000	2,625
Microchip Technology, Inc.	100,800	2,622
* Cadence Design Systems, Inc.	173,000	2,586
* Micron Technology, Inc.	244,000	2,523
* NVIDIA Corp.	103,800	2,466
* Avaya Inc.	207,600	2,425
* Siebel Systems, Inc.	262,549	2,397
* Mercury Interactive Corp.	50,500	2,393
* Arrow Electronics, Inc.	91,500	2,320
Symbol Technologies, Inc.	158,300	2,294
* Tellabs, Inc.	293,900	2,145
Amphenol Corp.	57,400	2,126
* Compuware Corp.	294,562	2,121
* Ingram Micro, Inc. Class A	125,000	2,084
* Zebra Technologies Corp. Class A	42,757	2,031
* Avnet, Inc.	105,400	1,941
* FLIR Systems, Inc.	62,070	1,881
* BearingPoint, Inc.	212,500	1,864
Reynolds & Reynolds Class A	65,200	1,764
* Solectron Corp.	505,700	1,755
* Synopsys, Inc.	96,154	1,740
* Western Digital Corp.	136,500	1,740
* Citrix Systems, Inc.	71,356	1,700
* Sanmina-SCI Corp.	305,046	1,592
* BMC Software, Inc.	106,100	1,592
* ADC Telecommunications, Inc.	786,404	1,565
* Ceridian Corp.	89,900	1,533
Intersil Corp.	85,600	1,483
* 3Com Corp.	324,575	1,155
* LSI Logic Corp.	180,700	1,010
Harris Corp.	26,800	875
* Freescale Semiconductor, Inc.	43,111	744
* BEA Systems, Inc.	67,300	536
* Atmel Corp.	174,855	516
* JDS Uniphase Corp.	20,000	33

		449,373

Utilities (4.8%)
Verizon Communications Inc.	604,142	21,447
SBC Communications Inc.	669,920	15,870
* Comcast Corp. Class A	315,957	10,673
* Comcast Corp. Special Class A	282,232	9,427
* Nextel Communications, Inc.	310,388	8,821
BellSouth Corp.	309,700	8,142
PG&E Corp.	163,300	5,569
Edison International	147,200	5,111
* AES Corp.	311,400	5,101
Sprint Corp.	214,750	4,886
Kinder Morgan, Inc.	52,000	3,936
Exelon Corp.	67,600	3,102
* NTL Inc.	45,296	2,884
* Qwest Communications International Inc.	771,679	2,855
SCANA Corp.	74,200	2,836
CenturyTel, Inc.	85,600	2,811
Telephone & Data Systems, Inc.	33,200	2,709
* Cablevision Systems NY Group Class A	95,544	2,680
Citizens Communications Co.	195,702	2,532
NSTAR	46,000	2,498
ALLTEL Corp.	42,953	2,356
FirstEnergy Corp.	55,900	2,345
* U.S. Cellular Corp.	48,100	2,195
Northeast Utilities	107,400	2,070
Southern Co.	64,200	2,043
Dominion Resources, Inc.	27,139	2,020
Duke Energy Corp.	69,200	1,938
DPL Inc.	75,000	1,875
* Western Wireless Corp. Class A	47,900	1,818
TXU Corp.	19,100	1,521
NiSource, Inc.	35,920	819
AT&T Corp.	35,017	657
Cinergy Corp.	5,700	231
Western Gas Resources, Inc.	5,500	189
Questar Corp.	2,000	119

		146,086

Other (4.0%)
General Electric Co.	2,649,334	95,535
3M Co.	154,200	13,213
ITT Industries, Inc.	45,000	4,061
Honeywell International Inc.	106,800	3,974
Brunswick Corp.	56,400	2,642
SPX Corp.	48,300	2,090
Wesco Financial Corp.	4,930	1,898

		123,413

TOTAL COMMON STOCKS
(Cost $1,972,365)		3,074,008

TEMPORARY CASH INVESTMENT (0.0%)

Vanguard Market Liquidity Fund, 2.748%**
(Cost $857)	857,064	857

TOTAL INVESTMENTS (100.0%)
(Cost $1,973,222)		3,074,865

OTHER ASSETS AND LIABILITIES--NET (0.0%)		92

NET ASSETS (100%)		$3,074,957

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $1,973,222,000. Net unrealized appreciation of investment securities for tax purposes was $1,101,643,000, consisting of unrealized gains of $1,168,524,000 on securities that had risen in value since their purchase and $66,881,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.